Earnings Per Share - Antidilutive Stock Options (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock Options
Antidilutive stock options
Outstanding stock options not included in the computation of diluted earnings per share (in shares)	980,505	1,417,665	855,679